Cash and cash equivalents - Disclosure of composition of cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash in hand	€ 0	€ 1
Cash at bank	109,650	168,269
CASH AND CASH EQUIVALENTS	€ 109,650	€ 168,271	€ 126,080	€ 286,532